Share capital (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Disclosure of number and weighted average exercise prices of share options
Share option transactions are summarized as follows:

	Number of share options (000’s)	Weighted average exercise price C$

Outstanding – December 31, 2016*	12,010	0.48

Granted	1,900	0.52

Exercised	(1,899)	0.32

Cancelled	(1,646)	0.75

Forfeited/expired	(1,190)	1.20

Outstanding – December 31, 2017	9,175	0.38

Granted	2,290	0.55

Exercised	(1,233)	0.40

Cancelled	(1,522)	0.41

Outstanding – December 31, 2018	8,710	0.42

Granted	2,290	0.37

Exercised	(663)	0.20

Cancelled	(347)	0.22

Forfeited/expired	(45)	0.54

Outstanding – December 31, 2019	9,945	0.43
*The weighted average exercise price is before the exercise price adjustment applied pursuant to the Arrangement (Note 5). The exercise prices were adjusted such that the aggregate “in the money” amounts for the outstanding options remained the same before and after the Arrangement.

Disclosure of range of exercise prices of outstanding share options
At December 31, 2019, the following share options were outstanding and exercisable:

Number of share options (000’s)	Exercise price per share C$	Expiry date

1,300	0.28 – 0.32	July – Dec 2020

2,210	0.33 – 0.36	Mar – Nov 2021

1,880	0.52 – 0.62	May – Oct 2022

2,265	0.55 – 0.63	Feb – Dec 2023

2,290	0.365	Dec 2024

9,945

Summary of Weighted Average of Share Option and Exercisable

December 31, 2019

Weighted average exercise price for exercisable options	C$0.43

Weighted average share price for options exercised	C$0.41

Weighted average years to expiry for exercisable options	3.09

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period	The following weighted average assumptions were used for the Black-Scholes valuation of share options granted:

	2019	2018	2017

Risk-free interest rate	1.62%	1.91%	1.62%

Expected life of options (years)	4.7	4.7	4.6

Expected volatility	65%	64%	72%

Expected dividend	0.00%	0.00%	0.00%

Summary of Share purchase warrants
At December 31, 2019, the following share purchase warrants were outstanding:

Number of share purchase warrants (000’s)	Exercise price per share C$	Expiry date
8,655	0.55	January 10, 2022

610	0.55	January 12, 2022

Summary of Weighted average assumptions
The fair value per share purchase warrant issued during fiscal 2017 was determined to be C$0.37 using the following weighted average assumptions using the Black-Scholes option pricing model:

Share price	C$0.55

Risk-free interest rate	1.01%

Expected dividend	0.00%

Expected life	5 years

Expected volatility	72%